SEGMENTED INFORMATION - Revenue from External Customers by Geographic Areas (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 15,934	$ 14,977	$ 13,387
Canada – domestic
Segment Reporting Information [Line Items]
Revenues	5,360	4,942	4,603
Canada – export
Segment Reporting Information [Line Items]
Revenues	1,403	1,322	1,226
United States
Segment Reporting Information [Line Items]
Revenues	8,325	8,025	6,953
Mexico
Segment Reporting Information [Line Items]
Revenues	$ 846	$ 688	$ 605